STATEMENT OF OPERATIONS - USD ($)	3 Months Ended		5 Months Ended	8 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Formation and operating costs	$ 3,089,824			$ 2,976,423
Loss from operations	(3,089,824)			(2,976,423)
Other income:
Interest earned on marketable securities held in Trust Account	177,326			531,361
Loss on warrant liabilities	(812,374,402)		$ (51,980,500)	(58,778,500)
Transaction costs attributable to the Initial Public Offering			(2,167,536)	(2,167,536)
Unrealized gain on marketable securities held in Trust Account	3,956			4,645
Other expense, net	(868,684,756)			(60,410,030)
Loss before provision for income taxes	(871,774,580)			(63,386,453)
Provision for income taxes	(23,578)			(81,422)
Net loss	$ (871,798,158)	$ (54,303,650)	$ (54,304,650)	$ (63,467,875)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	196,306,266	191,473,711	191,473,711	188,268,610
Basic and diluted net income per share, Class A common stock subject to possible redemption	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	65,318,734	59,043,747	54,862,784	62,139,949
Basic and diluted net loss per share, Non-redeemable common stock	$ (13.35)	$ (0.92)	$ (0.99)	$ (1.02)
Class A Common Stock
Other income:
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption				188,268,610
Basic and diluted net income per share, Class A common stock subject to possible redemption				$ 0.00
Non-redeemable common stock
Other income:
Basic and diluted weighted average shares outstanding, Non-redeemable common stock				62,139,948
Basic and diluted net loss per share, Non-redeemable common stock				$ (1.02)